Derivative Financial Instruments - Additional Information (Detail) ¥ in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Market interest rates under finance leases		¥ 2,440		¥ 1,845	¥ 1,349
Fair value changes of hedging instruments		(66)
Forward currency contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Notional amount	$ 829	¥ 4,495
Hedge ratio	10000.00%	100.00%	100.00%
Fair value changes of hedging instruments		¥ 29
Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Notional amount		¥ 7,566
Hedge ratio		100.00%	100.00%
Fair value changes of hedging instruments		¥ (95)
Foreign currency risk. | Forward currency contracts [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected capital expenditures		43.00%	43.00%
Notional amount		¥ 4,495
Fair value changes of hedging instruments		311
Interest Rate Risk [Member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [Line Items]
Notional amount		¥ 7,566				$ 1,102
Market interest rates under finance leases | $			$ 1,094